Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 39,604	$ 40,620
Operating lease liabilities - non-current	34,833	35,573
Directors Member
Related Party Transaction [Line Items]
Operating lease right-of-use assets		2,257	$ 2,111
Operating lease liabilities - non-current	$ 2,453	$ 2,634